Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit - USD ($)	Jun. 30, 2024	Jan. 01, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance (in Shares)	985,723		810,723
Balance	$ (9,268,258)	$ (8,833,563)	$ (8,833,563)	$ (4,286,817)	$ 3,280,839
Previously Reported [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance		(8,833,563)	(8,833,563)	(4,286,817)
Adjustment [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance
Common shares [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance (in Shares)	985,723	810,723	810,723	810,723	810,723
Balance	$ 808,555	$ 668,555	$ 668,555	$ 668,555	$ 668,555
Common shares [Member] | Previously Reported [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance (in Shares)		891,795		891,795
Balance		$ 733,413		$ 733,413
Common shares [Member] | Adjustment [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance (in Shares)		(81,072)		(81,072)
Balance		$ (64,858)		$ (64,858)
Treasury shares [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance
Treasury shares [Member] | Previously Reported [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance		(64,858)		(64,858)
Treasury shares [Member] | Adjustment [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance		64,858		64,858
Additional paid-in capital [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance	62,328,298	61,029,437	61,029,437	60,925,046	60,864,530
Additional paid-in capital [Member] | Previously Reported [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance		61,029,437		60,925,046
Additional paid-in capital [Member] | Adjustment [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance
Accumulated deficit [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance	(72,409,318)	(70,373,484)	(70,373,484)	(65,814,193)	(58,201,455)
Accumulated deficit [Member] | Previously Reported [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance		(70,373,484)		(65,814,193)
Accumulated deficit [Member] | Adjustment [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance
Accumulated other comprehensive loss [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance	$ 4,207	(158,071)	$ (158,071)	(66,225)	$ (50,791)
Accumulated other comprehensive loss [Member] | Previously Reported [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance		(158,071)		(66,225)
Accumulated other comprehensive loss [Member] | Adjustment [Member]
Revisions of Previously Issued Financial Statements (Details) - Schedule of Changes in Shareholder's Deficit [Line Items]
Balance